SHARE CAPITAL - Schedule of Net Income (Loss) Attributable to Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Total Revenues	$ 724,343	$ 770,885
Gross profit	364,454	362,366
Net loss	(60,489)	(179,852)
Net income (loss) allocated to NCI	$ 13,949	$ (4,330)
TSC Cresco, LLC
Noncontrolling Interest [Line Items]
NCI Percentage	25.00%	25.00%
MedMar Inc. (Lakeview)
Noncontrolling Interest [Line Items]
NCI Percentage	12.40%	12.40%
MedMar Inc. (Rockford)
Noncontrolling Interest [Line Items]
NCI Percentage	25.00%	25.00%
Cresco Labs Ohio, LLC
Noncontrolling Interest [Line Items]
NCI Percentage	1.20%	1.20%
SLO Cultivation Inc.
Noncontrolling Interest [Line Items]
NCI Percentage	20.00%	20.00%
Cresco Labs Michigan, LLC
Noncontrolling Interest [Line Items]
NCI Percentage	15.00%	15.00%
Cresco Labs, LLC
Noncontrolling Interest [Line Items]
NCI Percentage	36.40%	38.30%
TSC Cresco, LLC
Noncontrolling Interest [Line Items]
Total Revenues	$ 0	$ 8,044
Gross profit	(397)	3,673
Net loss	230	3,213
Net income (loss) allocated to NCI	86	205
MedMar Inc. (Lakeview)
Noncontrolling Interest [Line Items]
Total Revenues	40,511	49,226
Gross profit	26,198	31,267
Net loss	16,453	16,848
Net income (loss) allocated to NCI	2,041	2,248
MedMar Inc. (Rockford)
Noncontrolling Interest [Line Items]
Total Revenues	65,362	78,481
Gross profit	43,051	51,255
Net loss	35,927	37,263
Net income (loss) allocated to NCI	8,986	10,069
Cresco Labs Ohio, LLC
Noncontrolling Interest [Line Items]
Total Revenues	18,215	9,554
Gross profit	5,684	(957)
Net loss	(4,224)	(7,709)
Net income (loss) allocated to NCI	(49)	(76)
SLO Cultivation Inc.
Noncontrolling Interest [Line Items]
Total Revenues	0	(180)
Gross profit	(115)	(2,833)
Net loss	(384)	(1,975)
Net income (loss) allocated to NCI	(77)	(389)
Cresco Labs Michigan, LLC
Noncontrolling Interest [Line Items]
Total Revenues	23,275	20,289
Gross profit	574	2,488
Net loss	(6,226)	(1,758)
Net income (loss) allocated to NCI	(899)	(258)
Cresco Labs, LLC
Noncontrolling Interest [Line Items]
Total Revenues	358,060	379,628
Gross profit	194,803	203,287
Net loss	2,077	(43,175)
Net income (loss) allocated to NCI	$ 3,861	$ (16,129)